GOTHAM HEDGED PLUS FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 173.1%
COMMON STOCKS — 173.1%
Automobiles & Components — 0.5%
BorgWarner, Inc.†	1,498	$57,883

Banks — 0.1%
Citigroup, Inc.†	36	2,220
Fifth Third Bancorp†	386	10,642
First Republic Bank†	4	588

		13,450

Capital Goods — 17.7%
3M Co.†	931	162,729
A.O. Smith Corp.	479	26,259
Advanced Drainage Systems, Inc.†	309	25,826
AECOM*	7	348
AGCO Corp.†	641	66,081
AMETEK, Inc.†	84	10,159
Carrier Global Corp.†	45	1,697
Caterpillar, Inc.	33	6,007
Cummins, Inc.†	582	132,172
Dover Corp.†	78	9,848
Eaton Corp. PLC (Ireland)†	91	10,933
EMCOR Group, Inc.	4	366
Emerson Electric Co.†	259	20,816
Flowserve Corp.†	564	20,783
Fortive Corp.†	54	3,824
Fortune Brands Home & Security, Inc.†	868	74,405
General Dynamics Corp.†	36	5,358
Honeywell International, Inc.†	443	94,226
Howmet Aerospace, Inc.†	2,241	63,958
Hubbell, Inc.†	339	53,152
Johnson Controls International PLC (Ireland)†	2,650	123,464
Lennox International, Inc.	116	31,781
Lockheed Martin Corp.†	428	151,931
Masco Corp.†	5,131	281,846
MSC Industrial Direct Co., Inc., Class A†	303	25,570
Northrop Grumman Corp.†	45	13,712
Otis Worldwide Corp.†	52	3,513
Owens Corning†	605	45,835
Pentair PLC (Ireland)†	2,155	114,409
Quanta Services, Inc.†	1,991	143,392
Raytheon Technologies Corp.†	58	4,148
Regal Beloit Corp.†	129	15,842
Roper Technologies, Inc.†	28	12,071

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Sensata Technologies Holding PLC
(United Kingdom)†*	234	$12,341
Snap-on, Inc.†	203	34,741
Stanley Black & Decker, Inc.	4	714
Timken Co. (The)	127	9,825
Toro Co. (The)	221	20,960
Trane Technologies PLC (Ireland)†	812	117,870
TransDigm Group, Inc.†*	54	33,418
United Rentals, Inc.†*	87	20,176
Watsco, Inc.†	546	123,696
WW Grainger, Inc.†	79	32,259

		2,162,461

Commercial & Professional Services — 1.8%
Cintas Corp.†	35	12,371
CoreLogic, Inc.†	675	52,191
ManpowerGroup, Inc.†	590	53,206
Republic Services, Inc.†	36	3,467
Ritchie Bros Auctioneers, Inc. (Canada)	15	1,043
Robert Half International, Inc.†	189	11,809
Thomson Reuters Corp. (Canada)	349	28,580
TriNet Group, Inc.†*	618	49,811
Waste Management, Inc.†	22	2,594

		215,072

Consumer Durables & Apparel — 2.9%
BRP, Inc., sub-voting shares (Canada)	11	726
Brunswick Corp.	136	10,369
Deckers Outdoor Corp.*	136	39,002
Garmin Ltd. (Switzerland)†	22	2,633
Gildan Activewear, Inc. (Canada)†	1,474	41,287
Hanesbrands, Inc.†	151	2,202
Hasbro, Inc.†	15	1,403
Leggett & Platt, Inc.†	118	5,227
Newell Brands, Inc.†	120	2,548
NIKE, Inc., Class B†	352	49,797
PulteGroup, Inc.†	242	10,435
PVH Corp.†	131	12,300
Tapestry, Inc.†	32	995
Tempur Sealy International, Inc.*	1,812	48,924
Whirlpool Corp.†	597	107,753
YETI Holdings, Inc.*	241	16,501

		352,102

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — 1.6%
Choice Hotels International, Inc.	74	$7,898
Darden Restaurants, Inc.†	266	31,686
Hilton Worldwide Holdings, Inc.†	5	556
McDonald’s Corp.†	47	10,085
MGM Resorts International†	1,017	32,046
Wendy’s Co. (The)	1,463	32,069
Wyndham Hotels & Resorts, Inc.	65	3,864
Yum! Brands, Inc.†	738	80,117

		198,321

Diversified Financials — 5.8%
American Express Co.†	8	967
Berkshire Hathaway, Inc., Class B*	830	192,452
BlackRock, Inc.†	206	148,637
Discover Financial Services†	208	18,830
Franklin Resources, Inc.†	298	7,447
Goldman Sachs Group, Inc. (The)†	39	10,285
Intercontinental Exchange, Inc.†	52	5,995
Invesco Ltd. (Bermuda)†	4,667	81,346
Morgan Stanley†	234	16,036
Nasdaq, Inc.†	839	111,369
S&P Global, Inc.†	113	37,146
SEI Investments Co.†	180	10,345
Synchrony Financial†	35	1,215
T Rowe Price Group, Inc.†	472	71,456

		713,526

Energy — 0.7%
Canadian Natural Resources Ltd.
(Canada)	1,817	43,699
ConocoPhillips†	106	4,239
Halliburton Co.†	1,175	22,208
Kinder Morgan, Inc.†	306	4,183
New Fortress Energy, Inc.	253	13,558

		87,887

Food & Staples Retailing — 8.4%
Albertsons Cos, Inc., Class A(a)	60	1,055
BJ’s Wholesale Club Holdings, Inc.†*	7,220	269,162
Kroger Co. (The)†	11,139	353,775
Sysco Corp.†	239	17,748
Walmart, Inc.†	2,665	384,160

		1,025,900

Food, Beverage & Tobacco — 23.0%
Altria Group, Inc.†	5,878	240,998
Archer-Daniels-Midland Co.†	1,987	100,165

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Bunge Ltd. (Bermuda)†	2,661	$174,508
Campbell Soup Co.†	5,793	280,092
Coca-Cola Co. (The)†	465	25,501
Conagra Brands, Inc.†	6,064	219,881
Constellation Brands, Inc., Class A†	446	97,696
Flowers Foods, Inc.†	2,669	60,399
General Mills, Inc.†	4,766	280,241
Hershey Co. (The)†	41	6,246
JM Smucker Co. (The)†	2,609	301,600
Kellogg Co.†	3,936	244,937
Keurig Dr Pepper, Inc.†	5,517	176,544
Kraft Heinz Co. (The)†	5,995	207,787
Lamb Weston Holdings, Inc.†	102	8,031
McCormick & Co., Inc., non-voting shares†	753	71,987
Mondelez International, Inc., Class A	70	4,093
PepsiCo, Inc.	11	1,631
Philip Morris International, Inc.†	850	70,372
Post Holdings, Inc.*	435	43,939
Tyson Foods, Inc., Class A†	3,183	205,113

		2,821,761

Health Care Equipment & Services — 8.3%
Abbott Laboratories†	480	52,555
Anthem, Inc.†	25	8,027
CVS Health Corp.†	909	62,085
Danaher Corp.†	192	42,651
DaVita, Inc.†*	1,470	172,578
DENTSPLY SIRONA, Inc.†	257	13,457
Henry Schein, Inc.†*	19	1,270
Hologic, Inc.†*	2,206	160,663
Humana, Inc.†	398	163,287
Laboratory Corp. of America Holdings*	150	30,532
Medtronic PLC (Ireland)†	530	62,084
Quest Diagnostics, Inc.†	1,297	154,563
Stryker Corp.†	35	8,576
UnitedHealth Group, Inc.†	166	58,213
Universal Health Services, Inc., Class B†	187	25,712
Zimmer Biomet Holdings, Inc.†	7	1,079

		1,017,332

Household & Personal Products — 9.4%
Church & Dwight Co., Inc.†	970	84,613
Clorox Co. (The)†	1,961	395,965

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Colgate-Palmolive Co.†	2,715	$232,160
Kimberly-Clark Corp.†	1,768	238,379
Procter & Gamble Co. (The)†	1,357	188,813
Reynolds Consumer Products, Inc.	225	6,759

		1,146,689

Insurance — 1.7%
Aflac, Inc.†	49	2,179
Aon PLC, Class A (Ireland)†	301	63,592
Chubb Ltd. (Switzerland)†	23	3,540
Cincinnati Financial Corp.†	39	3,407
Everest Re Group Ltd. (Bermuda)†	5	1,170
Hartford Financial Services Group,
Inc. (The)†	20	980
Marsh & McLennan Cos., Inc.†	1,060	124,020
MetLife, Inc.†	131	6,150
Prudential Financial, Inc.†	56	4,372
Travelers Cos., Inc. (The)†	35	4,913
WR Berkley Corp.†	7	465

		214,788

Materials — 9.2%
Amcor PLC (Jersey)†	11,404	134,225
Avery Dennison Corp.	5	775
Berry Global Group, Inc.*	259	14,553
Celanese Corp.†	99	12,864
Crown Holdings, Inc.*	21	2,104
DuPont de Nemours, Inc.†	537	38,186
Eastman Chemical Co.†	514	51,544
Ecolab, Inc.†	134	28,992
FMC Corp.†	190	21,837
International Paper Co.†	139	6,911
Linde PLC (Ireland)†	93	24,506
LyondellBasell Industries NV, Class A (Netherlands)†	122	11,183
NewMarket Corp.†	62	24,694
Newmont Corp.†	136	8,145
Nucor Corp.†	271	14,414
Nutrien Ltd. (Canada)†	1,791	86,255
PPG Industries, Inc.†	675	97,348
Reliance Steel & Aluminum Co.	68	8,143
RPM International, Inc.†	789	71,625
Scotts Miracle-Gro Co. (The)†	774	154,134
Sealed Air Corp.†	3,272	149,825
Sherwin-Williams Co. (The)†	126	92,599
Sonoco Products Co.†	14	830

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Southern Copper Corp.†	1,050	$68,376

		1,124,068

Media & Entertainment — 8.5%
Activision Blizzard, Inc.†	209	19,406
Alphabet, Inc., Class A†*	183	320,733
Charter Communications, Inc., Class A†*	341	225,589
Comcast Corp., Class A†	64	3,354
Electronic Arts, Inc.†	78	11,201
Facebook, Inc., Class A†*	771	210,606
Interpublic Group of Cos., Inc. (The)†	96	2,258
Netflix, Inc.*	14	7,570
Roku, Inc.*	165	54,783
Shaw Communications, Inc., Class B (Canada)†	2,609	45,814
Take-Two Interactive Software, Inc.†*	31	6,441
Walt Disney Co. (The)†*	691	125,195
Warner Music Group Corp., Class A	58	2,203

		1,035,153

Pharmaceuticals, Biotechnology & Life Sciences — 15.8%
AbbVie, Inc.†	2,129	228,122
Alexion Pharmaceuticals, Inc.†*	2,021	315,761
Amgen, Inc.	359	82,541
Biogen, Inc.†*	1,008	246,819
Blueprint Medicines Corp.*	257	28,822
Gilead Sciences, Inc.†	6,508	379,156
Illumina, Inc.†*	39	14,430
Jazz Pharmaceuticals PLC (Ireland)†*	217	35,816
Johnson & Johnson†	992	156,121
Merck & Co., Inc.†	111	9,080
PerkinElmer, Inc.†	56	8,036
Pfizer, Inc.†	4,106	151,142
Thermo Fisher Scientific, Inc.†	152	70,799
United Therapeutics Corp.†*	1,376	208,863
Viatris, Inc.*	222	4,160

		1,939,668

Real Estate — 0.8%
Alexandria Real Estate Equities, Inc.,
REIT†.	6	1,069
CBRE Group, Inc., Class A†*	34	2,132
Kimco Realty Corp., REIT†	113	1,696
Realty Income Corp., REIT†	41	2,549

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — (Continued)
Simon Property Group, Inc., REIT†	20	$1,706
Ventas, Inc., REIT†	394	19,322
Welltower, Inc., REIT†	24	1,551
Weyerhaeuser Co., REIT†	1,973	66,155

		96,180

Retailing — 19.6%
Advance Auto Parts, Inc.†	387	60,956
Amazon.com, Inc.†*	135	439,685
AutoNation, Inc.†*	581	40,548
AutoZone, Inc.†*	83	98,391
Best Buy Co., Inc.†	99	9,879
Dollar General Corp.†	96	20,189
Dollar Tree, Inc.†*	324	35,005
eBay, Inc.†	8,645	434,411
Expedia Group, Inc.†	116	15,358
Gap, Inc. (The)†*	518	10,458
Genuine Parts Co.†	1,225	123,027
Home Depot, Inc. (The)†	214	56,843
Kohl’s Corp.†	1,394	56,722
L Brands, Inc.	961	35,740
LKQ Corp.†*	519	18,290
Lowe’s Cos., Inc.†	1,398	224,393
O’Reilly Automotive, Inc.†*	113	51,140
Pool Corp.†	224	83,440
Qurate Retail, Inc., Series A	480	5,266
Target Corp.†	1,265	223,310
Tractor Supply Co.†	1,077	151,405
Ulta Beauty, Inc.†*	104	29,865
Williams-Sonoma, Inc.†	1,721	175,267

		2,399,588

Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc.†	98	8,457
First Solar, Inc.†*	1,866	184,585
NVIDIA Corp.†	7	3,655
Qorvo, Inc.†*	51	8,480
Skyworks Solutions, Inc.†	44	6,727

		211,904

Software & Services — 15.5%
Accenture PLC, Class A (Ireland)†	94	24,554
Amdocs, Ltd. (Guernsey)†	2,241	158,954
Automatic Data Processing, Inc.†	4	705
Booz Allen Hamilton Holding Corp.†	1,554	135,478
Broadridge Financial Solutions, Inc.†	666	102,031

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
CDK Global, Inc.†	1,744	$90,392
CGI, Inc. (Canada)†*	569	45,127
Citrix Systems, Inc.†	8	1,041
FleetCor Technologies, Inc.†*	9	2,455
International Business Machines Corp.†	126	15,861
Leidos Holdings, Inc.†	12	1,261
Mastercard, Inc., Class A†	270	96,374
Microsoft Corp.†	2,046	455,071
NortonLifeLock, Inc.†	1,392	28,926
Open Text Corp. (Canada)	168	7,637
Oracle Corp.†	4,676	302,490
Paychex, Inc.†	1,247	116,195
PayPal Holdings, Inc.†*	317	74,241
SS&C Technologies Holdings, Inc.†	1,567	113,999
Visa, Inc., Class A†	575	125,770
Western Union Co. (The)†	165	3,620

		1,902,182

Technology Hardware & Equipment — 9.6%
Apple, Inc.†	4,481	594,584
Arrow Electronics, Inc.†*	1,743	169,594
CDW Corp.	13	1,713
Cisco Systems, Inc.†	4,781	213,950
F5 Networks, Inc.†*	40	7,038
FLIR Systems, Inc.†	248	10,870
HP, Inc.†	592	14,557
Jabil, Inc.	24	1,021
Juniper Networks, Inc.†	2,624	59,066
NetApp, Inc.†	10	662
SYNNEX Corp.†	660	53,750
TE Connectivity Ltd. (Switzerland)†	159	19,250
Vontier Corp.*	853	28,490

		1,174,545

Telecommunication Services — 6.4%
AT&T, Inc.†	6,832	196,488
BCE, Inc. (Canada)†	3,287	140,684
Rogers Communications, Inc., Class B (Canada)†	1,300	60,567
TELUS Corp. (Canada)	36	713
T-Mobile US, Inc.†*	16	2,158
Verizon Communications, Inc.†	6,536	383,990

		784,600

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — 3.6%
Alaska Air Group, Inc.†	21	$1,092
Canadian National Railway Co. (Canada)†	680	74,698
CH Robinson Worldwide, Inc.†	1,084	101,755
CSX Corp.†	152	13,794
Expeditors International of Washington, Inc.†	2,206	209,813
JB Hunt Transport Services, Inc.†	70	9,566
Kansas City Southern†	4	817
Norfolk Southern Corp.	24	5,703
Southwest Airlines Co.	62	2,890
TFI International, Inc. (Canada)†	512	26,409

		446,537

Utilities — 0.5%
Dominion Energy, Inc.†	33	2,482
NRG Energy, Inc.†	1,306	49,040
Public Service Enterprise Group, Inc.†	3	175
Vistra Corp.†	209	4,109

		55,806

TOTAL COMMON STOCKS (Cost $18,675,345)		21,197,403

TOTAL LONG POSITIONS - 173.1% (Cost $18,675,345)		21,197,403

SHORT POSITIONS — (74.2)%
COMMON STOCKS — (74.2)%
Automobiles & Components — (0.3)%
Lear Corp.	(161)	(25,604)
Tesla, Inc.*	(19)	(13,408)

		(39,012)

Banks — (2.8)%
Comerica, Inc.	(573)	(32,008)
Cullen/Frost Bankers, Inc.	(147)	(12,823)
East West Bancorp, Inc.	(148)	(7,505)
Essent Group Ltd. (Bermuda)	(391)	(16,891)
First Financial Bankshares, Inc.	(210)	(7,597)
First Horizon Corp.	(2,864)	(36,545)
Huntington Bancshares, Inc.	(2,590)	(32,712)
M&T Bank Corp.	(219)	(27,879)
New York Community Bancorp, Inc.	(6)	(63)
People’s United Financial, Inc.	(2,299)	(29,726)
Pinnacle Financial Partners, Inc.	(19)	(1,224)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Banks — (Continued)
Prosperity Bancshares, Inc.	(197)	$(13,664)
Regions Financial Corp.	(528)	(8,511)
Signature Bank	(168)	(22,729)
South State Corp.	(180)	(13,014)
Synovus Financial Corp.	(453)	(14,664)
TCF Financial Corp.	(1,606)	(59,454)
Truist Financial Corp.	(54)	(2,588)

		(339,597)

Capital Goods — (7.8)%
AerCap Holdings NV (Netherlands)*	(251)	(11,440)
Axon Enterprise, Inc.*	(773)	(94,716)
Ballard Power Systems, Inc. (Canada)*	(5,327)	(124,652)
Boeing Co. (The)	(847)	(181,309)
Mercury Systems, Inc.*	(677)	(59,617)
Plug Power, Inc.*	(4,723)	(160,157)
Sunrun, Inc.*	(2,379)	(165,055)
Trex Co., Inc.*	(23)	(1,926)
Virgin Galactic Holdings, Inc.*	(4,587)	(108,850)
WillScot Mobile Mini Holdings Corp.*	(2,249)	(52,109)

		(959,831)

Commercial & Professional Services — (0.0)%
Clarivate PLC (Jersey)*	(196)	(5,823)

Consumer Durables & Apparel — (0.4)%
Columbia Sportswear Co	(249)	(21,758)
Skechers U.S.A., Inc., Class A*	(314)	(11,285)
VF Corp.	(123)	(10,505)

		(43,548)

Consumer Services — (0.3)%
Aramark.	(61)	(2,347)
Caesars Entertainment, Inc.*	(214)	(15,894)
Planet Fitness, Inc., Class A*	(23)	(1,785)
Texas Roadhouse, Inc.	(248)	(19,384)

		(39,410)

Diversified Financials — (0.2)%
Credit Acceptance Corp.*	(3)	(1,038)
Raymond James Financial, Inc.	(118)	(11,289)
XP, Inc., Class A (Cayman Islands)*	(244)	(9,679)

		(22,006)

Energy — (2.5)%
Cameco Corp. (Canada)	(3)	(40)
Cenovus Energy, Inc. (Canada)	(14,955)	(90,328)

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.	(2,412)	$(99,423)
Hess Corp.	(219)	(11,561)
Occidental Petroleum Corp.	(557)	(9,642)
ONEOK, Inc.	(840)	(32,239)
Pembina Pipeline Corp. (Canada)	(421)	(9,961)
Suncor Energy, Inc. (Canada)	(3,195)	(53,612)

		(306,806)

Food & Staples Retailing — (0.2)%
Grocery Outlet Holding Corp.*	(308)	(12,089)
Performance Food Group Co.*	(134)	(6,380)

		(18,469)

Food, Beverage & Tobacco — (1.0)%
Beyond Meat, Inc.*	(714)	(89,250)
Freshpet, Inc.*	(236)	(33,510)

		(122,760)

Health Care Equipment & Services — (6.1)%
1Life Healthcare, Inc.*	(368)	(16,063)
Change Healthcare, Inc.*	(3,031)	(56,528)
DexCom, Inc.*	(115)	(42,518)
Globus Medical, Inc., Class A*	(437)	(28,501)
Guardant Health, Inc.*	(879)	(113,286)
Haemonetics Corp.*	(215)	(25,531)
HealthEquity, Inc.*	(1,436)	(100,104)
Insulet Corp.*	(184)	(47,036)
Integra Lifesciences Holdings Corp.*	(217)	(14,088)
iRhythm Technologies, Inc.*	(31)	(7,354)
Neogen Corp.*	(136)	(10,785)
Nevro Corp.*	(320)	(55,392)
Novocure Ltd. (Jersey)*	(220)	(38,069)
Omnicell, Inc.*	(15)	(1,800)
Penumbra, Inc.*	(352)	(61,600)
Schrodinger, Inc.*	(3)	(238)
SmileDirectClub, Inc.*	(4,073)	(48,632)
Tandem Diabetes Care, Inc.*	(681)	(65,158)
Teladoc Health, Inc.*	(56)	(11,198)

		(743,881)

Household & Personal Products — (1.5)%
Coty, Inc., Class A	(26,011)	(182,597)

Insurance — (0.1)%
Unum Group	(377)	(8,648)

Materials — (1.9)%
Cleveland Cliffs, Inc.	(8,486)	(123,556)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Kirkland Lake Gold Ltd. (Canada)	(1,205)	$(49,730)
Novagold Resources, Inc. (Canada)*	(132)	(1,276)
Teck Resources Ltd., Class B (Canada)	(3,450)	(62,618)

		(237,180)

Media & Entertainment — (0.3)%
ANGI Homeservices, Inc., Class A*	(1)	(13)
Pinterest, Inc., Class A*	(72)	(4,745)
Zynga, Inc., Class A*	(3,681)	(36,331)

		(41,089)

Pharmaceuticals, Biotechnology & Life Sciences — (13.9)%
10X Genomics, Inc., Class A*	(236)	(33,418)
ACADIA Pharmaceuticals, Inc.*	(1,310)	(70,033)
Acceleron Pharma, Inc.*	(127)	(16,248)
Adaptive Biotechnologies Corp.*	(1,130)	(66,817)
Agios Pharmaceuticals, Inc.*	(160)	(6,933)
Allakos, Inc.*	(481)	(67,340)
Allogene Therapeutics, Inc.*	(1,358)	(34,276)
Alnylam Pharmaceuticals, Inc.*	(433)	(56,277)
Amicus Therapeutics, Inc.*	(2,082)	(48,073)
Arrowhead Pharmaceuticals, Inc.*	(552)	(42,355)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(853)	(73,111)
BioMarin Pharmaceutical, Inc.*	(91)	(7,980)
Bluebird Bio, Inc.*	(748)	(32,366)
Bridgebio Pharma, Inc.*	(1,370)	(97,421)
Bruker Corp.	(508)	(27,498)
ChemoCentryx, Inc.*	(599)	(37,090)
Denali Therapeutics, Inc.*	(551)	(46,152)
Editas Medicine, Inc.*	(50)	(3,506)
Eidos Therapeutics, Inc.*	(9)	(1,184)
Elanco Animal Health, Inc.*	(3,850)	(118,080)
Exact Sciences Corp.*	(3)	(397)
Fate Therapeutics, Inc.*	(406)	(36,917)
FibroGen, Inc.*	(919)	(34,086)
Global Blood Therapeutics, Inc.*	(1,191)	(51,582)
Invitae Corp.*	(1,833)	(76,638)
Ionis Pharmaceuticals, Inc.*	(371)	(20,976)
Iovance Biotherapeutics, Inc.*	(1,995)	(92,568)
Kodiak Sciences, Inc.*	(319)	(46,864)
Mirati Therapeutics, Inc.*	(74)	(16,253)
Moderna, Inc.*	(217)	(22,670)
Nektar Therapeutics*	(3,042)	(51,714)
NeoGenomics, Inc.*	(1,338)	(72,038)

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Novavax, Inc.*	(462)	$(51,518)
Pacific Biosciences of California, Inc.*	(613)	(15,901)
PTC Therapeutics, Inc.*	(593)	(36,191)
Reata Pharmaceuticals, Inc., Class A*	(551)	(68,115)
TG Therapeutics, Inc.*	(726)	(37,767)
Turning Point Therapeutics, Inc.*	(256)	(31,194)
Twist Bioscience Corp.*	(223)	(31,508)
Ultragenyx Pharmaceutical, Inc.*	(55)	(7,614)
Vir Biotechnology, Inc.*	(564)	(15,104)

		(1,703,773)

Real Estate — (1.8)%
Brixmor Property Group, Inc., REIT	(1,395)	(23,087)
Cousins Properties, Inc., REIT	(103)	(3,450)
eXp World Holdings, Inc.*	(35)	(2,209)
Federal Realty Investment Trust, REIT	(129)	(10,980)
Healthpeak Properties, Inc., REIT	(588)	(17,775)
Host Hotels & Resorts, Inc., REIT	(2,943)	(43,056)
Jones Lang LaSalle, Inc.*	(358)	(53,116)
Rayonier, Inc., REIT	(497)	(14,602)
Regency Centers Corp., REIT	(502)	(22,886)
Vornado Realty Trust, REIT	(774)	(28,901)

		(220,062)

Retailing — (8.9)%
Booking Holdings, Inc.*	(27)	(60,136)
Carvana Co.*	(731)	(175,104)
Five Below, Inc.*	(924)	(161,682)
Floor & Decor Holdings, Inc., Class A*	(1,393)	(129,340)
Grubhub, Inc.*	(1,015)	(75,384)
Leslie’s, Inc.*	(4)	(111)
Nordstrom, Inc.	(1,886)	(58,862)
Ollie’s Bargain Outlet Holdings, Inc.*	(2,322)	(189,870)
Penske Automotive Group, Inc.	(85)	(5,048)
RH*	(381)	(170,505)
Stitch Fix, Inc., Class A*	(390)	(22,901)
Vroom, Inc.*	(643)	(26,344)
Wayfair, Inc., Class A*	(56)	(12,645)

		(1,087,932)

Semiconductors & Semiconductor Equipment — (1.9)%
Cirrus Logic, Inc.*	(63)	(5,179)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Cree, Inc.*	(791)	$(83,767)
Enphase Energy, Inc.*	(496)	(87,033)
Power Integrations, Inc.	(12)	(982)
Silicon Laboratories, Inc.*	(410)	(52,209)

		(229,170)

Software & Services — (13.2)%
Alteryx, Inc., Class A*	(696)	(84,766)
Anaplan, Inc.*	(1,485)	(106,697)
Appfolio, Inc., Class A*	(383)	(68,955)
Appian Corp.*	(371)	(60,135)
Atlassian Corp. PLC, Class A (United Kingdom)*	(122)	(28,532)
Avalara, Inc.*	(7)	(1,154)
Bill.com Holdings, Inc.*	(216)	(29,484)
BlackBerry Ltd. (Canada)*	(60)	(398)
Ceridian HCM Holding, Inc.*	(105)	(11,189)
Cloudera, Inc.*	(2,530)	(35,192)
Coupa Software, Inc.*	(10)	(3,389)
Digital Turbine, Inc.*	(671)	(37,952)
Dropbox, Inc., Class A*	(3,231)	(71,696)
Dynatrace, Inc.*	(1,435)	(62,092)
Envestnet, Inc.*	(119)	(9,792)
Everbridge, Inc.*	(263)	(39,205)
Fastly, Inc., Class A*	(721)	(62,994)
FireEye, Inc.*	(588)	(13,559)
Global Payments, Inc.	(228)	(49,116)
Guidewire Software, Inc.*	(79)	(10,170)
Lightspeed POS, Inc. (Canada)*	(346)	(24,355)
LiveRamp Holdings, Inc.*	(42)	(3,074)
Medallia, Inc.*	(3,094)	(102,783)
New Relic, Inc.*	(125)	(8,175)
Nutanix, Inc., Class A*	(4,339)	(138,284)
Paycom Software, Inc.*	(9)	(4,070)
Paylocity Holding Corp.*	(31)	(6,383)
Pegasystems, Inc.	(122)	(16,258)
Proofpoint, Inc.*	(823)	(112,265)
Q2 Holdings, Inc.*	(597)	(75,538)
RingCentral, Inc., Class A*	(81)	(30,697)
Slack Technologies, Inc., Class A*	(1,735)	(73,286)
Smartsheet, Inc., Class A*	(1,247)	(86,405)
SolarWinds Corp.*	(648)	(9,688)
Splunk, Inc.*	(487)	(82,736)
Switch, Inc., Class A	(2,487)	(40,712)
Tenable Holdings, Inc.*	(69)	(3,606)

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Workday, Inc., Class A*	(44)	$(10,543)

		(1,615,325)

Technology Hardware & Equipment — (2.1)%
Novanta, Inc. (Canada)*	(35)	(4,138)
Pure Storage, Inc., Class A*	(4,879)	(110,314)
Western Digital Corp.	(2,678)	(148,334)

		(262,786)

Transportation — (2.2)%
Lyft, Inc., Class A*	(4,064)	(199,664)
Uber Technologies, Inc.*	(1,283)	(65,433)

		(265,097)

Utilities — (4.8)%
Alliant Energy Corp.	(277)	(14,274)
Ameren Corp.	(524)	(40,903)
American Electric Power Co., Inc.	(489)	(40,719)
Atmos Energy Corp.	(748)	(71,382)
Avangrid, Inc.	(841)	(38,223)
Black Hills Corp.	(366)	(22,491)
Brookfield Renewable Corp., Class A (Canada)	(116)	(6,759)
CMS Energy Corp.	(555)	(33,860)
DTE Energy Co.	(400)	(48,564)
Edison International	(1,186)	(74,504)
Entergy Corp.	(668)	(66,693)
Essential Utilities, Inc.	(1,826)	(86,351)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
NextEra Energy, Inc.	(109)	$(8,409)
ONE Gas, Inc.	(17)	(1,305)
PNM Resources, Inc.	(24)	(1,165)
Sempra Energy	(233)	(29,687)
Southwest Gas Holdings, Inc.	(85)	(5,164)
Xcel Energy, Inc.	(1)	(67)

		(590,520)

TOTAL COMMON STOCK (Proceeds $8,400,875)		(9,085,322)

TOTAL SECURITES SOLD SHORT - (74.2)% (Proceeds $8,400,875)		(9,085,322)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		129,921

NET ASSETS - 100.0%		$12,242,002

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	The security or portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 was $457 which was collateralized by $489 in cash.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.